Inventories (Tables)	9 Months Ended
Sep. 30, 2015
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30,	December 31,
	2015	2014
Finished goods	$679.946	$677.110
Health care supplies	354.663	170.614
Raw materials and purchased components	211.259	197.920
Work in process	74.417	69.910
Inventories	$1.320.285	$1.115.554